UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         November 13, 2012
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        85
Form 13F Information Table Value Total:        $314,208


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Access Midstream Partners LP   COM              004341109     2236    67490 SH       Sole                    67490
Alerian MLP ETF                COM              00162Q866    19803  1195084 SH       Sole                  1195084
Buckeye Partners, L.P.         COM              118230101      374     7800 SH       Sole                     7800
El Paso Pipeline Partners LP   COM              283702108     9964   267713 SH       Sole                   267713
Holly Energy Partners LP       COM              435763107      545     8200 SH       Sole                     8200
Kinder Morgan Energy Partners, COM              494550106      536     6500 SH       Sole                     6500
3M Company                     COM              88579Y101      413     4470 SH       Sole                     4470
Abbott Laboratories            COM              002824100     5123    74722 SH       Sole                    74722
American Express Company       COM              025816109     1876    33002 SH       Sole                    33002
Apache Corporation             COM              037411105      293     3392 SH       Sole                     3392
Apple Inc.                     COM              037833100     2602     3900 SH       Sole                     3900
Ariad Pharmaceuticals          COM              04033A100      852    35200 SH       Sole                    35200
AT&T Inc.                      COM              00206R102     3646    96716 SH       Sole                    96716
Automatic Data Processing, Inc COM              053015103      294     5020 SH       Sole                     5020
Bank of America Corp.          COM              060505104     2499   283040 SH       Sole                   283040
Baxter International, Inc.     COM              071813109      403     6694 SH       Sole                     6694
Berkshire Hathaway, Inc. Cl. A COM              084670108    14862      112 SH       Sole                      112
Berkshire Hathaway, Inc. Cl. B COM              084670702    24647   279450 SH       Sole                   279450
BP plc ADR                     COM              055622104      308     7282 SH       Sole                     7282
Bristol-Myers Squibb Co.       COM              110122108      379    11240 SH       Sole                    11240
Chevron Corp.                  COM              166764100     7447    63888 SH       Sole                    63888
Cisco Systems Inc.             COM              17275R102     9926   519810 SH       Sole                   519810
Coca-Cola Company              COM              191216100     2275    59982 SH       Sole                    59982
Colgate Palmolive Co.          COM              194162103      581     5417 SH       Sole                     5417
ConocoPhillips                 COM              20825C104     7626   133377 SH       Sole                   133377
Covidien PLC                   COM              G2554F113     1007    16945 SH       Sole                    16945
Devon Energy Corporation       COM              25179M103     5024    83037 SH       Sole                    83037
DirecTV                        COM              25490A309    10083   192270 SH       Sole                   192270
Disney (Walt) Co.              COM              254687106      661    12638 SH       Sole                    12638
Donaldson Company Inc          COM              257651109      208     6000 SH       Sole                     6000
Eaton Corporation              COM              278058102     3137    66367 SH       Sole                    66367
Eli Lilly & Company            COM              532457108     1509    31832 SH       Sole                    31832
Enterprise Bancorp Inc         COM              293668109      512    29976 SH       Sole                    29976
Exxon Mobil Corporation        COM              30231G102    12254   134001 SH       Sole                   134001
General Electric Co.           COM              369604103     2406   105928 SH       Sole                   105928
Google Inc.                    COM              38259P508      607      805 SH       Sole                      805
Home Depot, Inc.               COM              437076102      302     5000 SH       Sole                     5000
IBM Corporation                COM              459200101    12699    61215 SH       Sole                    61215
Illinois Tool Works Inc.       COM              452308109      315     5300 SH       Sole                     5300
Intel Corporation              COM              458140100      227    10000 SH       Sole                    10000
Intuitive Surgical Inc. New    COM              46120E602     5192    10476 SH       Sole                    10476
iShares MSCI All-Asia Ex-Japan COM              464288182      365     6493 SH       Sole                     6493
iShares MSCI Emerging Markets  COM              464287234    11330   274179 SH       Sole                   274179
iShares Russell Mid Cap Index  COM              464287499      568     5133 SH       Sole                     5133
J.P. Morgan Chase & Co.        COM              46625H100     8239   203533 SH       Sole                   203533
Johnson & Johnson              COM              478160104     2248    32618 SH       Sole                    32618
Kraft Foods, Inc.              COM              50075N104      217     5250 SH       Sole                     5250
Laboratory Corp. of America Ho COM              50540R409     1837    19867 SH       Sole                    19867
Leucadia National Corp.        COM              527288104      662    29100 SH       Sole                    29100
Lockheed Martin Corp.          COM              539830109      342     3665 SH       Sole                     3665
Loews Corp.                    COM              540424108      371     9000 SH       Sole                     9000
McCormick & Co., Inc. Non-Voti COM              579780206      496     8000 SH       Sole                     8000
McDonald's Corporation         COM              580135101     1090    11881 SH       Sole                    11881
McGraw Hill Companies          COM              580645109      655    12000 SH       Sole                    12000
Microsoft Corporation          COM              594918104    11746   394699 SH       Sole                   394699
Mohawk Industries Inc.         COM              608190104      248     3100 SH       Sole                     3100
Norfolk Southern Corp.         COM              655844108      275     4315 SH       Sole                     4315
Oracle Corp.                   COM              68389X105      204     6469 SH       Sole                     6469
Pepsico, Inc.                  COM              713448108     1871    26434 SH       Sole                    26434
Pfizer Inc.                    COM              717081103      713    28693 SH       Sole                    28693
Phillips 66                    COM              718546104     2773    59803 SH       Sole                    59803
Praxair Inc.                   COM              74005P104      225     2166 SH       Sole                     2166
Procter & Gamble Company       COM              742718109     9889   142570 SH       Sole                   142570
Rayonier, Inc.                 COM              754907103      526    10725 SH       Sole                    10725
Republic Services Inc          COM              760759100     2716    98714 SH       Sole                    98714
Sanofi                         COM              80105N105     4793   111310 SH       Sole                   111310
Schlumberger Ltd.              COM              806857108     8264   114260 SH       Sole                   114260
SPDR Gold Trust ETF            COM              78463V107     1673     9733 SH       Sole                     9733
SPDR S&P 500 ETF Trust         COM              78462F103    23258   161547 SH       Sole                   161547
State Street Corp.             COM              857477103     1011    24091 SH       Sole                    24091
TE Connectivity Ltd.           COM              H84989104      576    16945 SH       Sole                    16945
Technology Select Sector SPDR  COM              81369Y803     1036    33600 SH       Sole                    33600
The Hershey Company            COM              427866108      284     4000 SH       Sole                     4000
Toronto Dominion Bank          COM              891160509      272     3260 SH       Sole                     3260
Tyco International Ltd.        COM              H89128104     1173    20845 SH       Sole                    20845
Ultra Petroleum Corp.          COM              903914109     4796   218194 SH       Sole                   218194
Union Pacific Corp.            COM              907818108      322     2712 SH       Sole                     2712
United Technologies            COM              913017109      709     9062 SH       Sole                     9062
Utilities Select Sector SPDR E COM              81369Y886      432    11870 SH       Sole                    11870
Valeant Pharmaceuticals        COM              91911k102     8086   146308 SH       Sole                   146308
Vanguard Emerging Markets ETF  COM              922042858      654    15682 SH       Sole                    15682
Vanguard Total Stock Market ET COM              922908769     8187   111165 SH       Sole                   111165
Verizon Communications         COM              92343v104      306     6705 SH       Sole                     6705
Wal-Mart Stores, Inc.          COM              931142103     1428    19348 SH       Sole                    19348
Wells Fargo & Company          COM              949746101    11685   338411 SH       Sole                   338411